UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lana Ostrovsky
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

      /s/ Lana Ostrovsky     Greenwich, CT     February 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $1,069,572,253 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC                     015351109 82441463  1098780 SH       SOLE                  1098780        0        0
ANTIGENICS INC COM STK                          037032109   666231   326584 SH       SOLE                   326584        0        0
ARTHROCARE CORP                                 043136100 10105059   210303 SH       SOLE                   210303        0        0
BARR LABS INC COM                               068306109 10620000   200000 SH       SOLE                   200000        0        0
BIOGEN IDEC INC                                 09062X103 56793695   997781 SH       SOLE                   997781        0        0
CEPHALON INC COM                                156708109 14352000   200000 SH       SOLE                   200000        0        0
Community Health                                203668108 26106427   708259 SH       SOLE                   708259        0        0
ELAN CORP PLC ADR (REPR 1 ORD)                  284131208 98353554  6019684 SH       SOLE                  6019684        0        0
EMDEON CORP                                     40422Y101 88187129  6581129 SH       SOLE                  6581129        0        0
GILEAD SCIENCES INC COM                         375558103 17345126   376986 SH       SOLE                   376986        0        0
GTx Inc                                         40052B108 33091645  2306038 SH       SOLE                  2306038        0        0
HIGHLANDS ACQUISITION CORP                      430880104  2195000   700000 SH       SOLE                   700000        0        0
MANNKIND CORP                                   56400P201  5940847   823375 SH       SOLE                   823375        0        0
NUVASIVE INC                                    670704105  3952000   100000 SH       SOLE                   100000        0        0
ONYX PHARMACEUTICALS INC                        683399109 57918497  1041325 SH       SOLE                  1041325        0        0
OSI PHARMACEUTICALS INC                         671040103 38938395   802688 SH       SOLE                   802688        0        0
PHARMACEUTICAL RES INC                          69888P106  9528000   397000 SH       SOLE                   397000        0        0
QUIDEL CORP USD 001 COM                         74838J101 53351363  2740183 SH       SOLE                  2740183        0        0
REGENERON PHARMACEUTICAL                        75886F107 29580997  1224886 SH       SOLE                  1224886        0        0
ST JUDE MED INC COM                             790849103 22903688   563575 SH       SOLE                   563575        0        0
TENET HEALTHCARE CORP COM                       88033G100 19304000  3800000 SH       SOLE                  3800000        0        0
THIRD WAVE TECH INC                             88428W108  5438856   563612 SH       SOLE                   563612        0        0
TRANSITION THERAPEUTICS                         893716209 18630237  1545403 SH       SOLE                  1545403        0        0
UNIVERSAL HEALTH SERVICES                       913903100  7680000   150000 SH       SOLE                   150000        0        0
VCA ANTECH INC                                  918194101 18135583   410029 SH       SOLE                   410029        0        0
VENTANA MEDICAL SYS COM                         92276H106238787066  2737442 SH       SOLE                  2737442        0        0
WEBMD HEALTH CORP                               94770V102  8335403   202956 SH       SOLE                   202956        0        0
WYETH                                           983024100 90889992  2056800 SH       SOLE                  2056800        0        0